FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Capital [Abstract]
Schedule of Components in Investments in Finance Leases
The following schedule lists the components of the net investment in finance lease:

(in thousands of $)	2013	2012
Total minimum lease payments to be received	5,410	9,337
Less: unearned income	(416)	(1,036)
Net investment in finance lease	4,994	8,301
Less: current portion	(3,307)	(3,306)
	1,687	4,995

Schedule of Future Minimum Lease Receivables for Capital Leases	Lease revenues under the charter are as follows:

(in thousands of $)
Year ending December 31,
2014	3,653
2015	1,757
2016	—
2017	—
2018	—
Thereafter	—
Total minimum lease revenues	5,410